SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL AND RESERVES [abstract]
SHARE CAPITAL AND RESERVES

11.	SHARE CAPITAL AND RESERVES

A.	Shares Issued

The Company is authorized to issue an unlimited number of common shares without par value.

Under the Company’s normal course issuer bid (“NCIB”), the Company is able until April 4, 2018, to purchase up to 7,597,730 common shares. The NCIB provides the Company with the option to purchase its common shares from time to time.

During the year ended December 31, 2017 and pursuant to the NCIB, the Company purchased and cancelled an aggregate of 4,106,772 common shares.

B.	Stock Options of the Company

The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant share options to eligible employees, officers, directors and consultants at an exercise price, expiry date, and vesting conditions to be determined by the Board of Directors. The maximum expiry date is five years from the grant date. All options are equity settled. The Option Plan permits the issuance of options which, together with the Company's other share compensation arrangements, may not exceed 8.5% of the Company’s issued common shares as at the date of the grant.

During the year ended December 31, 2017, the Company issued 795,000 options with a weighted average exercise price of C$5.50 and a fair value of $1.1 million or $1.33 per option. The fair value of the options granted was determined using a Black-Scholes model using the following weighted average assumptions: grant date share price and exercise price of C$5.50, expected volatility of 43%, risk-free interest rate of 1.64 % and expected life of 3 years. Expected volatility is determined by considering the trailing 3 year historic average share price volatility of the Company and similar companies in the same industry and business model.

A summary of the Company’s options and the changes for the year are as follows:

	Note	Number of Options	Weighted Average Exercise Price (CAD$)
Options outstanding at December 31, 2015		6,855,582	5.45
Granted		1,336,000	4.96
Exercised		(1,516,402)	(4.63)
Expired unexercised		(440,000)	(6.35)
Options outstanding at December 31, 2016		6,235,180	4.71
Mariana Resources Ltd. replacement options [1]	7	2,078,248	3.41
Granted		795,000	5.50
Exercised		(797,128)	(3.23)
Expired unexercised		(584,983)	(15.29)
Options outstanding at December 31, 2017		7,726,317	3.79

1)	Exercisable in GBP. Exercise price is translated to CAD using the year end exchange rate.

The weighted-average share price at the time of exercise for the year ended December 31, 2017 was C$5.69 per share (C$7.16 – year ended December 31, 2016). The weighted average remaining contractual life of the options for the year ended December 31, 2017 was 2.82 years (3.35 years – year ended December 31, 2016).

A summary of the Company’s share purchase options

as of December 31, 2017 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD$)[1]	Weighted average exercise price per share (CAD$)[1]
2018	175,072	175,072	2.92 - 11.31	5.26
2019	3,478,439	3,478,439	1.46 - 6.03	2.79
2020	1,284,000	856,005	3.60 - 3.64	3.61
2021	1,405,740	515,079	2.65 - 4.96	4.65
2022	1,383,066	588,066	4.86 - 15.00	4.90
	7,726,317	5,612,661		3.38

1)	For options exercisable in GBP, exercise price is translated to CAD using the year end exchange rate.

C.	Share Purchase Warrants

A summary of the Company’s warrants and the changes

for the year are as follows:

	Note	Number of Warrants	Shares to be Issued Upon Exercise of the Warrants
Warrants outstanding at December 31, 2015		29,307,173	29,307,173
Expired unexercised		(1,256,662)	(1,256,662)
Exercised		(4,111)	(4,111)
Warrants outstanding at December 31, 2016		28,046,400	28,046,400
Mariana Resources Ltd. replacement warrants	7	2,025,314	2,025,314
Exercised		(1,059,242)	(1,059,242)
Expired unexercised		(5,002,500)	(5,002,500)
Warrants outstanding at December 31, 2017		24,009,972	24,009,972

A summary of the Company’s warrants

as of December 31, 2017 are as follows:

Number outstanding	Exercise price per share [1]	Expiry Date
1,043,572	0.97	May 6, 2018
3,000,000	4.50	March 23, 2020
15,000,000	3.50	October 27, 2020
4,966,400	4.00	November 3, 2020
24,009,972

1)	For warrants exercisable in GBP, exercise price is translated to USD using the year end exchange rate.

D.	Restricted Share Rights

The Company has a restricted share plan (the “Restricted Share Plan”) whereby the Company may grant restricted share rights to eligible employees, officers, directors and consultants at an expiry date to be determined by the Board of Directors. Each restricted share right entitles the holder to receive a common share of the Company without any further consideration. The Restricted Share Plan permits the issuance of up to a maximum of 3,800,000 restricted share rights (“RSRs”).

During the year ended December 31, 2017, the Company granted 597,200 RSRs with a fair value of $2.6 million, a three year vesting term, and a weighted average grant date fair value of $4.30 per unit. As at December 31, 2017, the Company had 2,222,624 RSRs outstanding.

E.	Diluted Earnings Per Share

Diluted earnings per share is calculated
based on the following:

	Year Ended	Year Ended
In $000s (excluding share amounts)	December 31, 2017	December 31, 2016
Net income for the year	$10,537	$25,254

Basic weighted average number of shares	167,265,059	144,159,678
Basic earnings per share	$0.06	$0.18

Effect of dilutive securities
Stock options	2,217,597	1,903,699
Warrants	3,582,912	2,709,987
Restricted share rights	1,637,618	1,188,559
Diluted weighted average number of common shares	174,703,186	149,961,923
Diluted earnings per share	$0.06	$0.17

The following table lists the number of stock options and warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of C$5.55 during the year ended December 31, 2017 (December 31, 2016 — C$5.55) or because a performance obligation had not been met as at December 31, 2017.

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Stock Options	1,967,557	1,213,208
Warrants	6,412,664	8,064,894